Loss Per Share (Tables)	3 Months Ended		12 Months Ended
	Apr. 03, 2021	Mar. 31, 2021	Dec. 31, 2020
Schedule of Antidilutive Shares Computation of Earnings (Loss) Per Share

Since their impact would be anti-dilutive, our net loss per common share does not include the effect of the assumed exercise or vesting of the following shares:

	April 3, 2021	March 28, 2020

Outstanding stock options	7,851	12,141
Unvested restricted stock awards	-	33
Outstanding warrants	623,921	1,062,819
Total	631,772	1,074,993

Since their impact would be anti-dilutive, our loss per common share does not include the effect of the assumed exercise or vesting of any of the following shares:

	2020	2019	2018
Outstanding stock options	7,863	13,725	14,032
Unvested restricted stock awards	-	33	200
Outstanding warrants	623,921	1,618,123	379,684
Total	631,784	1,631,881	393,916

Allied Integral United Inc [Member]
Schedule of Antidilutive Shares Computation of Earnings (Loss) Per Share

The following tables set forth the potentially dilutive shares that were anti-dilutive in their respective periods as the Company had net losses in 2021 and 2020, respectively.

Dilution shares calculation	For the Three Months ended March 31,
	2021	2020
Series A 6.75% Preferred Stock Convertible	9,351,043	8,803,410
Series I 10.25% Preferred Stock Convertible	498,478	142,139
Limited Partnership Units	714,381	535,851
Warrants	1,107,896	658,183
Total participating securities (1)	11,671,798	10,139,583

(1) There are 1,200,000 common stock shares that are contingent on certain financial transactions

The following tables set forth the potentially dilutive shares that were anti-dilutive in their respective periods as the Company had net losses in 2020 and 2019, respectively.

Dilution shares calculation	For the year ended December 31,
	2020	2019
Series A 6.75% Preferred Stock Convertible	9,213,705	8,666,481
Series I 10.25% Preferred Stock Convertible	460,393	87,005
Limited Partnership Units	657,079	500,035
Warrants	1,040,879	577,683
Total participating securities (1)	11,372,056	9,831,204

(1) There are 1,200,000 common stock shares that are contingent on certain financial transactions